Statements of Operations (Annual) - Annual Report - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
ADVERTISING REVENUE	$ 470	$ 9,030
COST OF GOODS SOLD	0	(690)
GROSS PROFIT	470	8,340
GENERAL AND ADMINISTRATIVE EXPENSES:
Depreciation	228	1,799
Independent contractor expense	33,863	182,198
Legal expenses	4,675	179,504
Payroll and related expense	28,503	262,653
Preferred stock issued for services	24,998	0
Common Stock Issued for Services	0	30,658
Options issued for services	612,387	59,473
Other general and administrative expenses	19,527	343,680
Total General and administrative expenses	919,593	1,615,563
(LOSS) FROM OPERATIONS	(919,123)	(1,607,223)
Change in Derivative Liabilities	0	(753,240)
Interest income	0	0
Interest expense	0	8,316
Amortization of discount on convertible debentures	0	(67,363)
Total Other income (expense)	0	828,919
INCOME (LOSS) BEFORE INCOME TAXES	$ (919,123)	$ (2,436,142)
PROVISION FOR INCOME TAXES
Basic and fully diluted net income (loss) per common share:		$ (0.17)
Weighted average common shares outstanding		14,375,222